Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Bank Premises and Equipment
Summary of bank premises and equipment, by asset classification

	Estimated
	useful lives				2015	2014
					(Dollars in Thousands)
Bank buildings and improvements	5	-	40	years	$523,022	$509,830
Furniture, equipment and vehicles	1	-	20	years	274,923	269,861
Land					121,936	125,414
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7	-	27	years	—	—
Less: accumulated depreciation					(403,165)	(378,682)
Bank premises and equipment, net					$516,716	$526,423